Insurance-Related Accounts (Policyholders' Account in Life Insurance Business) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 2,820,702	¥ 2,631,073
Universal Life Insurance
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	1,951,906	1,809,142
Investment Contracts
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	738,404	686,182
Other
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 130,392	¥ 135,749